Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Central Index Key	0000820892
Amendment Flag	false
Document Creation Date	Mar 12, 2013
Document Effective Date	Mar 12, 2013
Prospectus Date	Feb 28, 2013

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED MARCH 12, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Effective March 5, 2013, Class R3 shares of Nuveen Large Cap Select Fund were no longer offered for sale. Accordingly, the ticker symbol for the Class R3 shares of Nuveen Large Cap Select Fund on the cover page is hereby deleted. In addition, the tables under “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Shareholder Fees” and “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Annual Fund Operating Expenses” are hereby deleted in their entirety and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%	None
(as a percentage of the lesser of purchase price or redemption proceeds)[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fee	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Other Expenses have been restated to reflect current contractual fees.

The table under “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Example” is hereby deleted in its entirety and replaced with the following:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$ 710	$ 219	$ 118	$ 710	$ 219	$ 118
3 Years	$ 996	$ 676	$ 368	$ 996	$ 676	$ 368
5 Years	$1,302	$1,159	$ 638	$1,302	$1,159	$ 638
10 Years	$2,169	$2,493	$1,409	$2,169	$2,493	$1,409

The sixth paragraph and table under “Fund Summaries–Nuveen Large Cap Select Fund–Fund Performance” are hereby deleted in their entirety and replaced with the following:

		Average Annual Total Returns for the Periods Ended December 31, 2012
	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	1/31/03	11.46%	(1.19)%	5.39%
Class A (return after taxes on distributions)		11.38%	(1.24)%	4.74%
Class A (return after taxes on distributions and sale of Fund shares)		7.55%	(1.02)%	4.44%
Class C (return before taxes)	1/31/03	17.36%	(0.76)%	5.20%
Class I (return before taxes)	1/31/03	18.52%	0.25%	6.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.45%
Lipper Large-Cap Core Classification Average (reflects no deduction for taxes or certain expenses)		14.95%	0.68%	6.84%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	nifi8_SupplementTextBlock

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED MARCH 12, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Effective March 5, 2013, Class R3 shares of Nuveen Large Cap Select Fund were no longer offered for sale. Accordingly, the ticker symbol for the Class R3 shares of Nuveen Large Cap Select Fund on the cover page is hereby deleted. In addition, the tables under “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Shareholder Fees” and “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Annual Fund Operating Expenses” are hereby deleted in their entirety and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%	None
(as a percentage of the lesser of purchase price or redemption proceeds)[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fee	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Other Expenses have been restated to reflect current contractual fees.

The table under “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Example” is hereby deleted in its entirety and replaced with the following:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$ 710	$ 219	$ 118	$ 710	$ 219	$ 118
3 Years	$ 996	$ 676	$ 368	$ 996	$ 676	$ 368
5 Years	$1,302	$1,159	$ 638	$1,302	$1,159	$ 638
10 Years	$2,169	$2,493	$1,409	$2,169	$2,493	$1,409

The sixth paragraph and table under “Fund Summaries–Nuveen Large Cap Select Fund–Fund Performance” are hereby deleted in their entirety and replaced with the following:

		Average Annual Total Returns for the Periods Ended December 31, 2012
	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	1/31/03	11.46%	(1.19)%	5.39%
Class A (return after taxes on distributions)		11.38%	(1.24)%	4.74%
Class A (return after taxes on distributions and sale of Fund shares)		7.55%	(1.02)%	4.44%
Class C (return before taxes)	1/31/03	17.36%	(0.76)%	5.20%
Class I (return before taxes)	1/31/03	18.52%	0.25%	6.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.45%
Lipper Large-Cap Core Classification Average (reflects no deduction for taxes or certain expenses)		14.95%	0.68%	6.84%

Nuveen Large Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nifi8_SupplementTextBlock

NUVEEN LARGE CAP SELECT FUND

SUPPLEMENT DATED MARCH 12, 2013

TO THE PROSPECTUS DATED FEBRUARY 28, 2013

Effective March 5, 2013, Class R3 shares of Nuveen Large Cap Select Fund were no longer offered for sale. Accordingly, the ticker symbol for the Class R3 shares of Nuveen Large Cap Select Fund on the cover page is hereby deleted. In addition, the tables under “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Shareholder Fees” and “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Annual Fund Operating Expenses” are hereby deleted in their entirety and replaced with the following:

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	1.00%	None
(as a percentage of the lesser of purchase price or redemption proceeds)[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fee	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.41%	2.16%	1.16%

1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Other Expenses have been restated to reflect current contractual fees.

The table under “Fund Summaries–Nuveen Large Cap Select Fund–Fees and Expenses of the Fund–Example” is hereby deleted in its entirety and replaced with the following:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$ 710	$ 219	$ 118	$ 710	$ 219	$ 118
3 Years	$ 996	$ 676	$ 368	$ 996	$ 676	$ 368
5 Years	$1,302	$1,159	$ 638	$1,302	$1,159	$ 638
10 Years	$2,169	$2,493	$1,409	$2,169	$2,493	$1,409

The sixth paragraph and table under “Fund Summaries–Nuveen Large Cap Select Fund–Fund Performance” are hereby deleted in their entirety and replaced with the following:

		Average Annual Total Returns for the Periods Ended December 31, 2012
	Inception Date	1 Year	5 Years	Since Inception
Class A (return before taxes)	1/31/03	11.46%	(1.19)%	5.39%
Class A (return after taxes on distributions)		11.38%	(1.24)%	4.74%
Class A (return after taxes on distributions and sale of Fund shares)		7.55%	(1.02)%	4.44%
Class C (return before taxes)	1/31/03	17.36%	(0.76)%	5.20%
Class I (return before taxes)	1/31/03	18.52%	0.25%	6.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.45%
Lipper Large-Cap Core Classification Average (reflects no deduction for taxes or certain expenses)		14.95%	0.68%	6.84%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 12, 2013